Short-Term Borrowings And Long-Term Debt (Schedule Of Maturities Of Long-Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Schedule Of Short Term And Long Term Debt [Line Items]
2018	¥ 681,904
2019	625,067
2020	465,675
2021	444,757
2022	395,517
Thereafter	1,237,462
Long-term debt	¥ 3,850,382	¥ 4,022,980